Financial Instruments (Schedule of Contractual Maturities of Financial Liabilities) (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative finance liabilities
Financial power swap	€ (61,537)	€ (20,894)
Currency swap		3,274
Carrying amount [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	273,863	218,895
Debentures	110,428	137,299
Lease liabilities	22,750	20,129
Trade payables and other accounts payable	15,144	22,058
Total non-derivative financial liabilities	422,185	398,381
Derivative finance liabilities
Financial power swap	61,537	20,894
Swap contracts		3,996
Total derivative finance liabilities	61,537	24,890
Contractual cash flows [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	363,553	240,038
Debentures	141,140	150,116
Lease liabilities	35,911	25,825
Trade payables and other accounts payable	15,144	22,058
Total non-derivative financial liabilities	555,748	438,037
Derivative finance liabilities
Financial power swap	61,537	20,894
Swap contracts		3,996
Total derivative finance liabilities	61,537	24,890
Less than one year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	30,392	147,127
Debentures	22,878	24,244
Lease liabilities	1,630	4,832
Trade payables and other accounts payable	15,144	22,058
Total non-derivative financial liabilities	70,044	198,261
Derivative finance liabilities
Financial power swap	33,183	11,352
Swap contracts		3,431
Total derivative finance liabilities	33,183	14,783
Second year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	42,547	20,671
Debentures	62,710	66,481
Lease liabilities	3,233	2,244
Trade payables and other accounts payable	0	0
Total non-derivative financial liabilities	108,490	89,396
Derivative finance liabilities
Financial power swap	26,424	14,079
Swap contracts		234
Total derivative finance liabilities	26,424	14,313
3-5 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	43,381	18,347
Debentures	55,552	59,391
Lease liabilities	3,194	2,201
Trade payables and other accounts payable	0	0
Total non-derivative financial liabilities	102,127	79,939
Derivative finance liabilities
Financial power swap	(2,666)	1,961
Swap contracts		157
Total derivative finance liabilities	(2,666)	2,118
More than 5 years [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	247,233	53,892
Debentures	0	0
Lease liabilities	27,854	16,548
Trade payables and other accounts payable	0	0
Total non-derivative financial liabilities	275,087	70,440
Derivative finance liabilities
Financial power swap	4,596	(6,498)
Swap contracts		174
Total derivative finance liabilities	€ 4,596	€ (6,324)